SHORT-TERM BANK LOAN (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-term bank loan	$ 20,784	$ 0
China Construction Bank [Member]
Short-term bank loan	$ 20,784	$ 0